Income Taxes - Narrative (Details) - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	$ 0		$ 12,000,000	$ 14,000,000
Income taxes paid	0		30,000,000	$ 62,000,000
Income tax refunds received	0	$ 6,000,000
Current income tax payable	2,000,000
Current income tax receivable			$ 35,000,000
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	1,070,000,000.00
Net capital loss carryforward	$ 6,000,000